Trade Accounts Receivable, Net - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 116	$ 119	$ 109
Adoption effects of ECL model as of January 1, 2018			29
Charged to selling expenses	23	12	8
Deductions	(19)	(16)	(20)
Foreign currency translation effects	1	1	(7)
Allowances for expected credit losses at end of period	$ 121	$ 116	$ 119